Average Annual Total Returns - Institutional - Vanguard Total Stock Market Index Fund - Institutional Plus Shares	1 Year	5 Years	Since Inception	Inception Date	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Inception Date	CRSP US Total Market Index (reflects no deduction for fees, expenses, or taxes) 1 Year	CRSP US Total Market Index (reflects no deduction for fees, expenses, or taxes) 5 Years	CRSP US Total Market Index (reflects no deduction for fees, expenses, or taxes) Since Inception	CRSP US Total Market Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	21.02%	15.45%	12.82%	Apr. 28, 2015	20.79%	15.36%	12.75%	Apr. 28, 2015	20.99%	15.44%	12.81%	Apr. 28, 2015